SCHEDULE OF GEOGRAPHIC SEGEMENTS (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total		$ 14,091	$ 14,371	$ 36,016	$ 38,359	$ 33,406
SINGAPORE
Disaggregation of Revenue [Line Items]
Total		9,776	4,870
UNITED ARAB EMIRATES
Disaggregation of Revenue [Line Items]
Total		1,503	2,594
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	$ 2,812	$ 6,907

[1]	“Other Countries” means Maldives, Indonesia, Thailand, Vietnam, Philippines, and Australia.